UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	10/31

Date of reporting period:	10/31/2025

Item 1. Reports to Stockholders.

(a)

Affinity World Leaders Equity ETF

(WLDR) Cboe BZX Exchange, Inc.

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Affinity World Leaders Equity ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/affinity-world-leaders-equity-etf/?cb=2101. You can also request this information by contacting us at 1-866-866-4848.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Affinity World Leaders Equity ETF	$76	0.67%

How did the Fund perform during the reporting period?

During the reporting period, Affinity World Leaders Equity ETF ("WLDR" or the "Fund") navigated a range of market conditions shaped by accommodative monetary policy and evolving trade dynamics. The Federal Reserve’s shift toward rate cuts, combined with softening labor data and moderating inflation, helped support global equity markets—particularly growth-oriented sectors. Meanwhile, tariff policy became less opaque as key countries moved toward finalizing trade negotiations, easing investor uncertainty.

Geopolitical conditions also stabilized somewhat, with easing tensions in the Middle East. However, focus shifted to the ongoing conflict between Russia and Ukraine. Against this backdrop, U.S. markets reached all-time highs.

WLDR’s performance was driven by strong results in Technology, Consumer Services, and Materials. Notable contributors included Seagate, Corning, and AppLovin, which benefited from downstream demand driven by the ongoing AI revolution.

Gains were partially offset by weaker returns in Communication Services, Real Estate, and Healthcare, with Charter Communications and F5 Inc. among the primary detractors.

The Fund remains focused on companies with solid fundamentals, attractive valuations, strong returns on equity, and a history of delivering positive earnings and revenue surprises across global markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Affinity World Leaders Equity ETF - NAV
FTSE StarMine Affinity World Leaders Total Return Index
MSCI World Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,775
$22,557
$20,226
01/16/18
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	Affinity World Leaders Equity ETF - NAV	FTSE StarMine Affinity World Leaders Total Return Index	MSCI World Index
01/16/18	$10,000	$10,000	$10,000
10/31/18	$9,080	$9,124	$9,387
10/31/19	$9,509	$9,663	$10,579
10/31/20	$8,297	$8,544	$11,040
10/31/21	$11,983	$12,499	$15,503
10/31/22	$10,645	$11,258	$12,639
10/31/23	$11,667	$12,496	$13,963
10/31/24	$16,043	$17,451	$18,666
10/31/25	$20,226	$22,557	$22,775

Average Annual Total Returns

	1 Year	5 Years	Since Inception (January 16, 2018)
Affinity World Leaders Equity ETF - NAV	26.07%	19.51%	9.46%
FTSE StarMine Affinity World Leaders Total Return Index	29.26%	21.43%	11.01%
MSCI World Index	22.02%	15.58%	11.15%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 27.8%
Financials 13.9%
Communications 11.5%
Industrials 10.4%
Consumer Discretionary 9.9%
Health Care 8.4%
Consumer Staples 7.1%
Energy 3.8%
Materials 2.8%
Utilities 2.7%
Real Estate 1.3%
Other Assets in Excess of Liabilities 0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Real Estate	1.3%
Utilities	2.7%
Materials	2.8%
Energy	3.8%
Consumer Staples	7.1%
Health Care	8.4%
Consumer Discretionary	9.9%
Industrials	10.4%
Communications	11.5%
Financials	13.9%
Technology	27.8%

Fund Statistics

Net Assets	$49,194,585
Number of Portfolio Holdings	113
Advisory Fee (net of waivers)	$36,397
Portfolio Turnover	112%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Country Weighting (% of net assets)

United States
68.2%
Japan
6.3%
United Kingdom
5.4%
Ireland
3.8%
France
3.1%
Spain
2.8%
Israel
2.1%
Netherlands
1.6%
Canada
1.1%
Switzerland
0.9%
Other Countries
4.3%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Other Countries	4.3%
Switzerland	0.9%
Canada	1.1%
Netherlands	1.6%
Israel	2.1%
Spain	2.8%
France	3.1%
Ireland	3.8%
United Kingdom	5.4%
Japan	6.3%
United States	68.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Micron Technology, Inc.	4.2%
Seagate Technology Holdings PLC	3.8%
Jabil, Inc.	3.6%
HP, Inc.	3.5%
Hewlett Packard Enterprise Company	3.2%
Dollar General Corporation	2.4%
Tapestry, Inc.	2.3%
AppLovin Corporation, Class A	2.0%
Verizon Communications, Inc.	2.0%
AT&T, Inc.	1.9%

Material Fund Changes

On December 4, 2025, the Adviser announced that it has entered into an agreement whereby Horizon Investments, a financial services company based in Charlotte, North Carolina, will acquire the assets of the Adviser (the “Transaction”). In connection with the Transaction, it is proposed that the Fund will be reorganized out of Two Roads Shared Trust (the “Reorganization”). The Transaction is anticipated to close in the first half of 2026, subject to customary closing conditions, including the approval of the Reorganization of the Fund by the Board and the shareholders of the Fund. There can be no assurance that the Transaction will be consummated as contemplated or that the necessary closing conditions will be satisfied.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://regentsparkfunds.com/our-funds/affinity-world-leaders-equity-etf/?cb=2101), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Affinity World Leaders Equity ETF (WLDR)

Annual Shareholder Report - October 31, 2025

TSR-AR 103125-WLDR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten and Mr. Kaufman are independent for purposes of this Item.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 $ 15,690

2024 $ 15,230

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 $ 4,430

2024 $ 4,300

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2025, and 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman (subject to ratification by the Audit Committee) approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant to render such audit or non-audit service.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2025, and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The registrant’s audit committee members are Mark Garbin, Mark Gersten, Neil M. Kaufman and Anita K. Krug.

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Affinity World Leaders Equity ETF

WLDR

October 31, 2025

Annual Financial Statements and Additional
Information

Advised by:
Regents Park Funds, LLC
19900 MacArthur Blvd., Suite 655
Newport Beach, CA 92612
RegentsParkFunds.com
1-866-866-4848

Distributed by Northern Lights Distributors, LLC
Member FINRA

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6%
	Australia - 0.8%
9,361	Fortescue Ltd.	$130,411
7,427	Northern Star Resources Ltd.	119,604
1,491	Rio Tinto Ltd.	129,636
		379,651
	Bermuda - 0.6%
4,803	Jardine Matheson Holdings Ltd.	282,176

	Canada - 1.1%
4,346	Barrick Mining Corporation	142,661
1,685	CGI, Inc.	146,641
5,138	Kinross Gold Corporation	119,498
2,345	Nutrien Ltd.	127,721
		536,521
	Cayman Islands - 0.4%
30,000	CK Hutchison Holdings Ltd.	198,824

	France - 3.1%
6,563	AXA S.A.	284,687
1,093	Capgemini S.E.	168,202
8,470	Engie S.A.	198,203
18,190	Orange S.A.	290,096
1,064	Safran S.A.	377,643
1,424	Vinci S.A.	190,250
		1,509,081
	Germany - 0.7%
3,967	Fresenius S.E. & Company KGaA	228,737
3,846	Vonovia S.E.	115,491
		344,228
	Hong Kong - 0.3%
27,100	Galaxy Entertainment Group Ltd.	135,035

	Ireland - 3.8%
7,313	Seagate Technology Holdings PLC	1,871,250

See accompanying notes to financial statements.

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	Israel - 2.1%
17,931	Bank Hapoalim BM	$364,849
18,328	Bank Leumi Le-Israel BM	373,096
590	Elbit Systems Ltd.	282,470
		1,020,415
	Italy - 0.9%
5,972	UniCredit SpA	440,792

	Japan - 6.3%
32,800	Astellas Pharma, Inc.	343,416
7,000	Bridgestone Corporation	307,241
4,300	Central Japan Railway Company	105,082
21,800	Denso Corporation	305,766
21,200	Inpex Corporation	390,827
4,500	Japan Tobacco, Inc.	156,661
11,800	Kansai Electric Power Company, Inc. (The)	184,343
1,000	Konami Group Corporation	167,027
5,240	Nitto Denko Corporation	131,045
6,668	Otsuka Holdings Company Ltd.	362,332
5,700	Sumitomo Corporation	165,925
21,300	Suzuki Motor Corporation	319,001
5,600	Toyota Tsusho Corporation	171,408
		3,110,074
	Jersey - 0.1%
8,024	Amcor PLC	63,390

	Netherlands - 1.6%
12,182	ABN AMRO Bank N.V.(a)	363,845
4,843	Koninklijke Ahold Delhaize N.V.	198,242
3,702	NN Group N.V.	253,400
		815,487
	Panama - 0.5%
8,786	Carnival Corporation(b)	253,300

See accompanying notes to financial statements.

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	Spain - 2.8%
23,602	Banco Bilbao Vizcaya Argentaria S.A.	$474,352
37,259	CaixaBank S.A.	393,507
20,671	International Consolidated Airlines Group S.A.	113,480
21,955	Repsol S.A.	401,770
		1,383,109
	Switzerland - 0.9%
3,724	Logitech International S.A.	448,965

	United Kingdom - 5.4%
6,895	3i Group PLC	398,539
29,427	Aviva plc	258,462
3,581	British American Tobacco plc	183,653
18,364	GSK plc	429,529
8,149	Halma PLC	379,601
3,199	Imperial Brands plc	127,123
24,660	Rolls-Royce Holdings plc	378,049
33,821	Tesco PLC	204,109
249,722	Vodafone Group plc	302,266
		2,661,331
	United States - 68.2%
1,443	Allstate Corporation (The)	276,363
5,621	Altria Group, Inc.	316,912
2,016	American Electric Power Company, Inc.	242,444
1,570	AppLovin Corporation, Class A(b)	1,000,608
38,498	AT&T, Inc.	952,826
5,674	Bank of New York Mellon Corporation (The)	612,395
3,126	Capital One Financial Corporation	687,689
3,457	Charter Communications, Inc., Class A(b)	808,385
931	Cigna Group (The)	227,546
11,382	Citizens Financial Group, Inc.	579,002
32,341	Comcast Corporation, Class A	900,212
291	Comfort Systems USA, Inc.	280,983
3,729	CVS Health Corporation	291,421
11,642	Dollar General Corporation	1,148,600

See accompanying notes to financial statements.

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	United States - 68.2% (Continued)
9,422	eBay, Inc.	$766,103
4,118	Edison International	228,055
361	EMCOR Group, Inc.	243,957
4,798	Exelon Corporation	221,284
1,170	Expedia Group, Inc.	257,400
2,473	F5, Inc.(b)	625,793
4,424	Fidelity National Information Services, Inc.	276,588
2,166	Fiserv, Inc.(b)	144,451
43,664	Ford Motor Company	573,308
1,583	General Dynamics Corporation	545,977
9,096	General Motors Company	628,443
4,293	Gilead Sciences, Inc.	514,258
2,234	Hartford Insurance Group, Inc. (The)	277,418
736	HCA Healthcare, Inc.	338,325
65,210	Hewlett Packard Enterprise Company	1,592,428
2,800	Howmet Aerospace, Inc.	576,660
62,064	HP, Inc.	1,717,311
7,970	Jabil, Inc.	1,760,494
3,628	Johnson & Johnson	685,220
873	Labcorp Holdings, Inc.	221,707
4,389	Leidos Holdings, Inc.	835,973
1,830	Marathon Petroleum Corporation	356,685
9,284	Micron Technology, Inc.	2,077,481
1,402	Newmont Corporation	113,520
1,348	NRG Energy, Inc.	231,667
3,811	PayPal Holdings, Inc.	263,988
20,241	Pfizer, Inc.	498,941
2,590	Phillips 66	352,603
3,048	PPG Industries, Inc.	297,942
1,690	Prologis, Inc.	209,713
3,770	RTX Corporation	672,945
919	Simon Property Group, Inc.	161,523
1,484	Snap-on, Inc.	497,956
9,988	SS&C Technologies Holdings, Inc.	848,181

See accompanying notes to financial statements.

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	United States - 68.2% (Continued)
5,541	T Rowe Price Group, Inc.	$568,119
10,188	Tapestry, Inc.	1,118,846
12,717	The Kraft Heinz Company	314,491
3,288	United Airlines Holdings, Inc.(b)	309,204
8,874	US Foods Holding Corporation(b)	644,430
2,070	Valero Energy Corporation	350,989
895	Veeva Systems, Inc., Class A(b)	260,624
24,739	Verizon Communications, Inc.	983,127
4,693	VICI Properties, Inc.	140,743
10,270	Zoom Video Communications, Inc.(b)	895,852
		33,526,109

	TOTAL COMMON STOCKS (Cost $41,809,484)	48,979,738

	TOTAL INVESTMENTS - 99.6% (Cost $41,809,484)	$48,979,738
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	214,847
	NET ASSETS - 100.0%	$49,194,585

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Société Anonyme

S.E.	- Société Europaea

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, the total market value of 144A securities is 363,845 or 0.7% of net assets.

(b)	Non-income producing security.

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025

ASSETS
Investment securities:
At cost	$41,809,484
At fair value	$48,979,738
Cash	119,451
Dividends receivable	150,707
Prepaid expenses and other assets	4,445
TOTAL ASSETS	49,254,341

LIABILITIES
Investment advisory fees payable	5,130
Accrued expenses and other liabilities	39,328
Due to custodian	2,527
Payable to related parties	12,771
TOTAL LIABILITIES	59,756
NET ASSETS	$49,194,585

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$38,210,494
Accumulated earnings	10,984,091
NET ASSETS	$49,194,585

Net Asset Value Per Share:
Shares:
Net assets	$49,194,585
Shares of beneficial interest outstanding (a)	1,350,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$36.44

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2025

INVESTMENT INCOME
Dividends (net of $47,791 in foreign dividend tax withheld)	$835,912
Interest	11,816
TOTAL INVESTMENT INCOME	847,728

EXPENSES
Investment advisory fees	182,706
Administrative services fees	68,179
Custodian fees	31,519
Audit fees	26,919
Legal fees	22,885
Compliance officer fees	21,693
Trustees’ fees and expenses	15,816
Transfer agent fees	15,620
Printing and postage expenses	8,368
Insurance expense	5,475
Other expenses	7,852
TOTAL EXPENSES	407,032
Less: Fees waived and expenses reimbursed by the Adviser	(146,309)
NET EXPENSES	260,723

NET INVESTMENT INCOME	587,005

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments and foreign currency transactions	3,795,303
Net realized gain from redemptions in-kind	256,869
Net change in unrealized appreciation on investments and foreign currency translations	3,868,893
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	7,921,065

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,508,070

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
FROM OPERATIONS
Net investment income	$587,005	$521,532
Net realized gain from investments and foreign currency transactions	3,795,303	6,844,774
Net realized gain from redemptions in-kind	256,869	158,221
Net change in unrealized appreciation on investments and foreign currency translations	3,868,893	2,051,664
Net increase in net assets resulting from operations	8,508,070	9,576,191

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(4,361,495)	(643,230)
Net decrease in net assets from distributions to shareholders	(4,361,495)	(643,230)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	15,912,043	44
Payments for shares redeemed	(5,267,500)	(1,292,342)
Net increase (decrease) in net assets from shares of beneficial interest	10,644,543	(1,292,298)

TOTAL INCREASE IN NET ASSETS	14,791,118	7,640,663

NET ASSETS
Beginning of Year	34,403,467	26,762,804
End of Year	$49,194,585	$34,403,467

SHARE ACTIVITY
Shares Sold	500,000	—
Shares Redeemed	(200,000)	(50,000)
Net increase (decrease) from share activity	300,000	(50,000)

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year Presented

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31	October 31	October 31	October 31	October 31
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$32.77	$24.33	$22.66	$27.56	$19.48
Activity from investment operations:
Net investment income (a)	0.49	0.50	0.51	0.56	0.48
Net realized and unrealized gain (loss) on investments (b)	7.26	8.55	1.68	(3.44)	8.13
Total gain (loss) from investment operations	7.75	9.05	2.19	(2.88)	8.61
Less distributions from:
Net investment income	(0.52)	(0.61)	(0.52)	(0.55)	(0.53)
Net realized gains	(3.56)	—	—	(1.47)	—
Total distributions	(4.08)	(0.61)	(0.52)	(2.02)	(0.53)
Net asset value, end of year	$36.44	$32.77	$24.33	$22.66	$27.56
Market price, end of year	$36.56	$32.68	$24.14	$22.70	$27.55
Total return (c)(d)	26.07%	37.51%	9.60%	(11.17)%	44.42%
Market price total return	26.86%	38.21%	8.55%	(10.99)%	43.33%
Net assets, end of year (000s)	$49,195	$34,403	$26,763	$33,993	$37,200
Ratio of gross expenses to average net assets (e)(f)	1.05%	1.17%	1.11%	1.16%	1.59%
Ratio of net expenses to average net assets (f)(g)	0.67%	0.67%	0.67%	0.67%	0.61%
Ratio of net investment income to average net assets (f)(h)	1.51%	1.65%	2.06%	2.25%	1.85%
Portfolio Turnover Rate (i)	112%	104%	82%	93%	105%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains in the Statement of Operations due to the share transactions for the year.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the year. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had Regents Park Funds, LLC (the “Adviser”), not waived or reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(d)	Includes adjustments in accordance with generally accepted accounting principles in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Does not include the expenses of other investments companies in which the Fund invests.

(g)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.

(h)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(i)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2025

(1)	ORGANIZATION

The Affinity World Leaders Equity ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on January 16, 2018. The Fund’s investment objective is to seek to provide investment results that correspond generally, before fees and expenses, to the performance of the FTSE Affinity World Leaders Total Return Index (the “Index”).

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

The Fund has adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Trustees of the Trust (the “Board”). The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust, including the Fund. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such as valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods approved by the board of directors of the open-end funds. The shares of many exchange-traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Exchange-Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2025, for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$48.979,738	$—	$—	$48.979,738
Total	$48.979,738	$—	$—	$48.979,738

The Fund did not hold any Level 2 or 3 securities during the year.

*	Refer to the Schedule of Investments for portfolio composition.

Foreign Currency Translations

The books and records of the Fund are maintained in US dollars. The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the year. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2022, through October 31, 2024, or expected to be taken in the Fund’s October 31, 2025, year-end tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the year ended October 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $43,414,557 and $46,943,275 respectively, for the Fund. For the year ended October 31, 2025, cost of purchases and proceeds from sales for in-kind transactions amounted to $15,597,379 and $5,192,863 respectively, for the Fund.

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services, the Fund pays to the Adviser a monthly investment management fee at an annual rate of 0.47% of its average daily net assets. For the year ended October 31, 2025, the Adviser earned $182,706 in investment management fees.

The Adviser has engaged Affinity Investment Advisors, LLC to serve as investment sub-adviser (the “Sub-Adviser” or “Affinity”) to the Fund. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund, at the annual rate of 0.43% of the Fund’s average net assets.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least February 28, 2026, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), taxes, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.67% of average daily net assets. The expense limit in effect prior to its expiration on February 28, 2021, was 0.47%. This Agreement may be terminated by the Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and/or expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. The Adviser and the Sub-Adviser have agreed that Affinity will reimburse all Fund expenses directly.

For the year ended October 31, 2025, the Adviser waived fees and reimbursed expenses of the Fund in the amount of $146,309. The Adviser can recoup waived and reimbursed expenses of $158,154 until October 31, 2026, $157,751 until October 31, 2027, and $146,309 until October 31, 2028, pursuant to the Agreement. For the year ended October 31, 2025, the Adviser did not recoup any fees that had been reimbursed in previous years.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors (“NLD” or “the Distributor”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund. An officer of the Fund is also an officer of NLCS and is not paid any fees directly by the Fund for serving in such capacity.

Blu Giant, LLC (“Blu Giant”), Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

(5)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

	Minimum Additional	Maximum Additional
Fee for In-Kind and	Variable Charge for	Variable Charge for
Cash Purchases	Cash Purchases*	Cash Purchases*
$1,800	0.20%	2.00%

*	As a percentage of the amount invested.

(6)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to authorized participant concentration risk, calculation methodology risk, currency risk, cybersecurity risk, equity risk, ETF structure risk, fluctuation of net asset value risk, foreign (non–U.S.) investments risk, gap risk, geographic and sector risk, index risk, index tracking error risk, industry concentration risk, information technology sector risk, management risk, market capitalization risk, market events risk, market risk, portfolio turnover risk and volatility risk.

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Equity Risk: Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Index Risk: Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index. Therefore, the Sub-Adviser would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming or the security’s issuer was in financial trouble, and the Fund will be negatively affected by general declines in the securities and asset classes represented in the Index. The Fund does not take defensive positions in declining markets. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the Index. In addition, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. Also, the Fund may not be fully invested in the securities of the Index at all times, may deviate from the relative weightings of the Index, or may hold securities not included in the Index. These risks may be heightened during times of market volatility or other unusual market conditions.

Foreign (Non-U.S.) Investment Risk: Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political, financial, social and economic events (including, for example, military confrontations, war and terrorism), trade restrictions (including tariffs) or diplomatic developments. Foreign (non-U.S.) securities may be less liquid and more difficult to value than securities of U.S. issuers. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. There may be times when the market price and the net asset value vary significantly. For example, in times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Fund’s shares and the Fund’s net asset value. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fluctuation of Net Asset Value Risk: The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Market Risk: Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnections of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Information Technology Sector Risk - Securities of information technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Information technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect information technology companies.

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

(7)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $41,899,154 and differs from market value by net unrealized appreciation (depreciation) that consisted of:

Gross unrealized appreciation	$8,549,600
Gross unrealized depreciation	(1,469,015)
Net unrealized appreciation	$7,080,585

The tax character of fund distributions paid for the years ended October 31, 2025, and October 31, 2024:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2025	October 31, 2024
Ordinary Income	$622,550	$643,230
Long-Term Capital Gain	3,738,945	—
	$4,361,495	$643,230

As of October 31, 2025, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$2,492,430	$1,410,854	$—	$—	$—	$7,080,807	$10,984,091

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses and unrealized appreciation from investments is primarily attributable to the tax deferral of losses for passive foreign investment companies.

The unrealized appreciation in the table above includes unrealized foreign currency losses of $223.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of adjustments related to transfers in kind, resulted in reclassification for the year ended October 31, 2025, as follows:

Paid In	Distributable
Capital	Earnings
$257,506	$(257,506)

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

(8)	PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

(9)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

On December 4, 2025, the Adviser announced that it has entered into an agreement whereby Horizon Investments, a financial services company based in Charlotte, North Carolina, will acquire the assets of the Adviser (the “Transaction”). In connection with the Transaction, it is proposed that the Fund will be reorganized out of the Trust (the “Reorganization”). The Transaction is anticipated to close in the first half of 2026, subject to customary closing conditions, including the approval of the Reorganization of the Fund by the Board and the shareholders of the Fund. There can be no assurance that the Transaction will be consummated as contemplated or that the necessary closing conditions will be satisfied.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Two Roads Shared Trust and the Shareholders of Affinity World Leaders Equity ETF

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Affinity World Leaders Equity ETF (the “Fund”), one of the funds constituting the Two Roads Shared Trust (the “Trust”), including the schedule of investments, as of October 31 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended October 31, 2021 were audited by other auditors whose report, dated December 28, 2021, expressed an unqualified opinion on those statements.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

Costa Mesa, California
December 30, 2025

We have served as the auditor of one or more Regent Park Funds, LLC investment companies since 2022.

Affinity World Leaders Equity ETF
ADDITIONAL INFORMATION (Unaudited)
October 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

(b)	Financial Highlights are included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By /s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 12/31/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 12/31/2025

By /s/ Laura Szalyga
Laura Szalyga
Principal Financial Officer/Treasurer
Date: 12/31/2025